REVENUE AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2013
REVENUE AND SEGMENT INFORMATION
REVENUE AND SEGMENT INFORMATION

4.       REVENUE AND SEGMENT INFORMATION

The Group’s chief operating decision maker is the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Hence, the Group has only one operating segment.

Geographic information

The Group mainly operates in the PRC and derives its revenue from the PRC.

The following table presents information regarding the distribution of long-lived assets by geographic region:

	As of December 31,
	2012	2013
China	60,961	64,568
U.S.A.	—	31,482
Total	60,961	96,050

Components of net revenues are presented in the following table:

	For the year ended December 31,
	2011	2012	2013
Automotive navigation	85,853	92,122	72,618
Mobile/Internet location-based solutions	27,420	47,575	52,368
Public sector and enterprise applications	12,278	17,693	14,804
Other	1,409	2,303	1,884
Net revenues	126,960	159,693	141,674